Note 7 - Vessels and Advances, Net - Summary of Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Vessel Cost [Member]
Beginning Balance, Vessel Cost	$ 4,687,896	$ 3,525,967
Vessel acquisitions, advances and other vessels’ costs	249,023	1,467,937
Vessel sales, transfers and other movements	(140,817)	(306,008)
Ending Balance, Vessel Cost	4,796,102	4,687,896
Accumulated Depreciation [Member]
Beginning Balance, Accumulated Depreciation	(1,037,704)	(1,075,457)
Depreciation	(162,651)	(129,406)
Vessel sales, transfers and other movements	71,114	167,159
Ending Balance, Accumulated Depreciation	(1,129,241)	(1,037,704)
Net Book Value [Member]
Beginning Balance, Net Book Value	3,650,192	2,450,510
Depreciation	(162,651)	(129,406)
Vessel acquisitions, advances and other vessels’ costs	249,023	1,467,937
Vessel sales, transfers and other movements	(69,703)	(138,849)
Ending Balance, Net Book Value	$ 3,666,861	$ 3,650,192